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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:	//	  (a)

		or fiscal year ending:	12/31/2007 (b)


Is this a transition report? (Y/N)	N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box " " after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant: Federal Life Variable Annuity Account A

   B. File Number:	811-	2570

   C. Telephone Number:	(847) 520-1900


2. A. Street: 3750 West Deerfield Road

   B. City: Riverwoods

   C. State: IL

   D.  Zip Code:  60015  Zip Ext:

   E. Foreign Country:  	Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)  N


4. Is this the last filing on this form by Registrant?(Y/N)  N


5. Is Registrant a small business investment company (SBIC)?(Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y/N)	Y
   [If answer is "Y"(Yes) complete only items 111 through 132.]


7. Items 7 through 110 - Not Applicable



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If filing more than one
Page 47, "X" box:
For period ending	12-31-2007
File number 811-	2570



UNIT INVESTMENT TRUSTS

111. A. Depositor Name: FEDERAL LIFE INSURANCE COMPANY (MUTUAL)

     B. File Number (If any):

     C. City: Riverwoods  State: IL  Zip Code: 60015  Zip Ext:

        Foreign Country:	       Foreign Postal Code:

112. A. Sponsor Name: FEDERAL LIFE INSURANCE COMPANY (MUTUAL)

     B.	File Number (If any):

     C. City: Riverwoods  State: IL  Zip Code: 60015  Zip Ext:

	Foreign Country:	  Foreign Postal Code:

113. A. Trustee  Name:

     B.	City:	      State:	  Zip Code:	  Zip Ext:

	Foreign Country:		   Foreign Postal Code:

114. A.	Principal Underwriter Name:
        FED Mutual Financial Services, Inc.

     B.	File Number:  8-

     C.	City: Riverwoods  State: IL	Zip Code: 60015	  Zip Ext:

	Foreign Country:		 Foreign Postal Code:

115. A.	Independent Public Accountant
        Name: Blackman Kallick Bartelstein, LLP

     B. City: Chicago	  State:  IL	Zip Code: 60606
        Zip Ext:  6301

	Foreign Country:	   Foreign Postal Code:









         			47 - 48


If filing more than one
Page 49, "X" box:
For period ending	12-31-2007
File number 811-	2570


116. Family of investment companies information:

     A. Is registrant part of a family of
        investment companies? (Y/N): N

     B. Identify the family in 10 letters:
        (NOTE:  In filing this form, use
        this identification consistently for
        all investment companies in family.
        This designation is for purposes of
        this form only.)

117. A.	Is registrant a separate account of
        an insurance company? (Y/N):  Y

	If answer is "Y" (Yes), are any of
        the following types of contracts
        funded by the Registrant?:


     B. Variable Annuity Contracts? (Y/N):  Y


     C. Scheduled premium variable life contracts? (Y/N): N


     D.	Flexible premium variable life contracts? (Y/N): N


     E.	Other types of insurance products registered under the
        Securities Act of 1933? (Y/N):	N


118. State the number of series existing at the end of the
     period that had securities registered under the Securities
     Act of 1933   1


119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period	 0


120. State the total value of the portfolio securities on
     the date of deposit for the new series included in
     item 119 ($000's omitted)  	$  0


121. State the number of series for which a current
     prospectus was in existence at the end of the period    0


122. State the number of existing series for which
     additional units were registered under the
     Securities Act of 1933 during the current period   0


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If filing more than one
Page 50, "X" box:
For period ending	12-31-2007
File number 811-	2570


123. State the total value of the additional units considered
     in answering item 122 ($000's omitted)	      $  0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
     ($000's omitted)	  $  0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units
     of all series of Registrant ($000's omitted)     $  0

     Of the amount shown in item 125, state the total dollar
     amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
     the portfolio of a subsequent series.) ($000's omitted)  $  0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily
     (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

			Number of  Total Assets	 Total Income
			 Series	     ($000's	 Distributions
			Investing     omitted)      ($000's
                                                     omitted)

A. U.S. Treasury direct
   issue			0   $      0     $     0

B. U.S. Government agency	0   $      0     $     0

C. State and municipal
   tax-free		        0   $      0     $     0

D. Public utility debt		0   $	   0     $     0

E. Brokers or dealers debt
   or debt of brokers' or
   dealers' parent		0   $	   0	 $     0

F. All other corporate
   intermed.& long-term debt	0   $	   0     $     0

G. All other corporate
   short-term debt		0   $	   0     $     0

H. Equity securities of
   brokers or dealers
   or parents of brokers
   or dealers		        0   $	   0	 $     0

I. Investment company
   equity securities		0   $	   0	 $     0

J. All other equity
   securities		        1   $  29,638	 $   960

K. Other securities		0   $	    0	 $     0

L. Total assets of all
   series of registrant         1   $  29,638	 $   960


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If filing more than one
Page 51, "X" box:
For period ending	12-31-2007
File number 811-	2570


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
     entity other than the issuer? (Y/N)	N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
     end of the current period? (Y/N)	N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
     derived from insurance or guarantees? (Y/N)   N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)	    $    260

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

	811-  2570




















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